Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 13:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2018	2017
	USD in thousands

Financial assets:

Cash and restricted deposits	$1,518	$9,219
Convertible loan (see Note 8)	531	-

	2,049	9,219

Financial liabilities:

Current financial liabilities carried at amortized cost	3,336	1,177
Credit from others (see Note 13b)	91	-
Convertible debenture (see Note 13c)	779	-
Conversion component of convertible debenture (see Note 13c)	277	-

	$4,483	$1,177

b.	Credit from others:

On August 30, 2018, GLPS Staffing Solutions Professional LLC ("GLPS"), a related party of THR (see Note 22d.5), signed a Billing Services Agreement (the "Billing Services Agreement") with Anesthesia Business Consultants LLC. ("ABC"). According to the Billing Services Agreement, ABC shall provide a credit line to THR or GLPS which shall not exceed $250 thousand (the "Credit Line"). The Credit Line shall be repaid at the rate of $50 thousand for each twelve month period during the term of the Billing Services Agreement.

The Credit Line will bear an annual interest of 6.5% (the interest will change according to different terms under the Billing Services Agreement).

As of December 31, 2018, the withdrawn balance of the Credit Line was $91 thousand (including interest, in which the withdrawal was made on November 13, 2018), all classified under current liabilities due to the expected liquidation of THR (See Note 5).

c.	Convertible Debentures:

On November 23, 2018 (the "Issuance Date"), the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") and a registration rights agreement with YA II PN Ltd. ("Yorkville"), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2.5 million in principal amount of unsecured convertible debentures (the "Convertible Debentures"). Interest on the Convertible Debentures will accrue at a rate of 5% per annum and can be repaid in cash with an addition of an 10% redemption premium upon the maturity date of the Convertible Debentures, being 12 months from the issuance of each Convertible Debenture.

The first tranche of $1.5 million of the Convertible Debentures was issued on November 26, 2018. In addition, $78 thousand were deducted due to issue expenses, and Yorkville received 9,171 ADSs of the Company in return to additional commitment fees (valued at $75 thousand) (see Note 17e.3). Also, an additional fee of $10 thousand was deducted from the $1.5 million due to payments to Yorkville's legal counsels. Two other tranches of $500 thousand each of the Convertible Debentures shall be purchased by Yorkville conditional on the passage of time and/or certain triggering events as disclosed in the Securities Purchase Agreement. If the Company will not comply with the triggering events mentioned, the Company will be deemed to be in default pursuant to the terms, and inter alia, the interest on the Convertible Debentures will accrue up to a rate of 15% per annum. The Company shall pay Yorkville additional commitment fees upon issuance of each such tranche, to be paid at the Company's option in cash or ADSs of the Company. From and after the date of issuance of the Convertible Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of Yorkville, into the Company's ADSs at the lower of $7.00 or 95% of the lowest daily volume-weighted average price ("VWAP") during the five consecutive trading days immediately preceding the conversion date.

As of December 31, 2018, the Convertible Debentures had not been converted.

On March 14, 2019, an amendment to the Securities Purchase Agreement was signed due to the fact that the Company did not comply with certain abovementioned conditions and accordingly deemed to be in default by Yorkville. According to the amendment, Yorkville agreed to waive the requirements under the Securities Purchase Agreement and as such, the Company shall not be deemed to be in default pursuant to the terms of the Securities Purchase Agreement. In addition, the Company and Yorkville mutually agreed to waive any and all requirements to hold a second closing or third closing ($500 thousand each).

Valuation process and techniques:

The Company's management considers the appropriateness of the valuation methods and inputs, and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

The valuation of the Convertible Debentures was set in accordance with IFRS 9 and IAS 32, "Financial Instruments: Presentation" ("IAS 32"). IFRS 9 and IAS 32 determine the accepted method in allocating the consideration received from a bundle of securities. According to the guidelines of IFRS 9 and IAS 32, the allocation is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration.

According to IFRS 9 and IAS 32, the allocation is based on the following hierarchy:

-	Derivative and other financial instrument, measured at fair value through its contractual life.

-	Financial liabilities and other complex instruments which are not recognized at fair value.

-	Equity instruments.

IFRS 9 and IAS 32 also determine that a derivative which may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the entity's own equity instruments, will be defined as a financial liability, measured and presented at fair value each period. Accordingly, and as mentioned in the Securities Purchase Agreement, in the event of conversion, the amount of shares to be issued is unknown (not fixed). Therefore, according to the definition mentioned above, the conversion component is classified as a financial liability that will be measured at fair value, through profit or loss, as of the Issuance Date and on any following financial reporting date (accordingly, issue expenses related to the derivative will be recorded through profit or loss). The remainder of the consideration will be attributed to the debt component and no consideration will be left to attribute to the equity instrument (issuance of 9,171 ADSs mentioned above).

The valuation of the conversion component of Convertible Debentures was set at fair value, as required in IFRS 9, and in accordance with IFRS 13, "Fair value measurement," and was categorized as Level 3 by the Company.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The convertible component was calculated using the Monte Carlo Simulation Model, an OPM which takes into account six parameters as disclosed below for each period valuated:

	November 23, 2018	December 31, 2018

The price of the ADS as of the valuation date	$7.46	$3.25
The exercise price of the option (*)	$7	$7
The option contractual term	1 year	1 year
The expected volatility of the price of the ADS	91.3%	99.33%
The risk-free interest rate for the option contractual term	2.67%	2.62%
The expected dividends over the option's expected term	0%	0%

(*) The lower of $7.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.

Hereinafter is the attribution of the consideration of the Convertible Debentures:

USD in thousands

Conversion component of Convertible Debentures - measured at fair value	$745
Convertible Debentures, net of issue expenses - measured at amortized cost	706
ADS issued	-

(*)	$1,451

(*) Net of issue expenses in the amount of $39 thousand due to the conversion component of Convertible Debentures which were recognized in profit or loss.

Reconciliation of the fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

USD in thousands

Balance at November 23, 2018	$745
Finance income	(468)

Balance at December 31, 2018	$277

d.	Financial risk factors:

The Group's activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Group's comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group's financial performance.

Risk management is performed by management in accordance with the policies approved by the Company's board of directors (the "Board"). The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Group is exposed to exchange rate risk resulting from the exposure to different currencies, mainly the USD until October 1, 2018, and since then mainly the NIS (see Note 2d). Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency.

2.	Credit risks:

All cash and cash equivalents related to the Company are held in two banks in Israel which are considered financially solid. In regards to THR, all cash and cash equivalents are also are held in two banks in the U.S., which are considered financially solid as well.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2018, The Company expects to settle all of its financial liabilities in less than one year. However, as mentioned in Note 5, THR will commence a liquidation process of its assets in the near future.

The carrying amounts of cash and cash equivalents, and all other financial assets and liabilities approximate their fair value.

Refer to Note 1c for more information.